UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2015. The net asset values (NAV) per share at that date were $9.17, $9.13, $9.19, $9.19 and $9.17 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2015
Cohen & Steers Real Assets Fund—Class A	–1.95%
Cohen & Steers Real Assets Fund—Class C	–2.40%
Cohen & Steers Real Assets Fund—Class I	–1.98%
Cohen & Steers Real Assets Fund—Class R	–2.21%
Cohen & Steers Real Assets Fund—Class Z	–1.98%
Linked Blended Benchmark[a]	–2.01%
Consumer Price Index +4%[a]	2.64%
MSCI World Index—net[a]	2.63%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

a  For benchmark descriptions, see page 5.

COHEN & STEERS REAL ASSETS FUND, INC.

Market Review

Financial markets had mixed results in the period amid a rise in bond yields for the full six months and uncertainty regarding the U.S. economy's recovery. Quantitative easing by the European Central Bank initially sent regional yields to record lows and influenced yields globally, including in the U.S. In the latter half of the period yields in the U.S. and Europe headed back up, amid signs of improving economic conditions. A somewhat better economic outlook following a slower first quarter in the U.S. also increased the possibility of a Federal Reserve (the Fed) interest-rate hike in 2015. In this environment, broad stock indexes had generally modest gains, as did credit-sensitive fixed-income markets. High-quality fixed income securities and interest-rate-sensitive equities struggled.

Global real estate securities declined in the period, driven by a pullback in the U.S. Returns were negative for most U.S. property types, despite continued strong fundamentals for commercial real estate, as reflected in earnings that generally met high expectations. European markets advanced, but encountered late-period volatility. The U.K. performed well amid good earnings reports from large London-focused real estate companies. Most markets on the continent posted gains as well. Japan had a flat return, but saw first-quarter gross domestic product (GDP) surprise on the upside, buoyed by capital spending. Hong Kong advanced; office fundamentals stayed strong, with the Central Hong Kong vacancy rate falling to a new low of 2.3%.

Commodities prices had an overall decline, with performance varying by sector. Within energy, crude oil bounced off of early-period lows as production showed signs of stabilizing. Natural gas prices finished lower, giving back some of their mid-period gains amid larger-than-expected storage injections. The precious metals sector fell as improved U.S. data in the latter half of the period reinforced anticipation of a Fed rate hike later this year. Gold ended the period slightly down, crossing below the psychologically important $1200/ounce level (close to marginal cost of production).

The base metals complex struggled, hindered mostly by soft economic data and equity market related concerns out of number one consumer China. In grains, corn and soybean prices were aided by persistent wet weather in the U.S., which delayed plantings of these crops. Cotton prices also rallied as market participants weighed the potential impact of extreme rain on acreage.

Global natural resources stocks declined as a group, hampered by weakness in underlying energy and metals commodities. The agribusiness sector advanced, however, lifted in part by takeover speculation. Syngenta, a Switzerland-based global provider of agricultural chemicals, rose more than 20% following an acquisition offer from Monsanto.

Global infrastructure stocks also declined. The specter of higher interest rates cooled interest in electric utilities; regulated utilities, which have relatively high leverage and dividends, are often treated as a bond proxy within the infrastructure universe. Pipeline companies struggled against the challenging energy market dynamics in North America.

COHEN & STEERS REAL ASSETS FUND, INC.

Fund Performance

The Fund had a negative total return in the period; the Fund's Class A, Class I and Class Z shares performed in line with its Linked Blended Benchmark, and its Class C and Class R shares underperformed. The Fund's allocations to global natural resource stocks and commodities were the main detractors to absolute return. Our allocation to short duration credit contributed positively to absolute return. In terms of relative performance, security selection in the Fund's real estate and infrastructure sleeves helped returns compared with the blended benchmark. Security selection in the global natural resources sleeve detracted from relative return.

Impact of Derivatives on Fund Performance

The Fund engaged in the buying and selling of index options with the intention of enhancing total returns and reducing overall volatility. These contracts did not have a material effect on the Fund's total return during the six-month period ended June 30, 2015.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities significantly detracted from absolute performance during the six-month period ended June 30, 2015. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. The U.S. dollar remained strong, reaching an 11-year high during the period, while most other currencies tended to soften, particularly the euro. Consequently, this was a headwind for absolute returns as a result of the changes in the exchange rates between foreign currencies and the U.S. dollar.

Investment Outlook

Our largest overweight compared with the blended benchmark as of the end of the period was natural resource equities, reflecting our favorable assessment of valuations. We are also maintaining an overweight in global infrastructure stocks, which in our view stand to benefit from low interest rates and improving fundamentals.

We have decreased our position in real estate to an underweight in order to increase our position in commodities, ending the period with a modest overweight, primarily due to attractive valuation signals. While much of the commodity complex continues to suffer from the short-term overhang of excess supply (notably within energy), we view the macro backdrop as steadily becoming more supportive. However, we have decreased our allocation to gold, partly on our view that expected improvements in economic momentum will be a sustained headwind for bullion demand.

COHEN & STEERS REAL ASSETS FUND, INC.

Sincerely,

  ROBERT H. STEERS

  Chairman

VINCENT L. CHILDERS	JON CHEIGH
Portfolio Manager	Portfolio Manager

YIGAL D. JHIRAD	Nick Koutsoftas
Portfolio Manger	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate, infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended June 30, 2015

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–15.82%[a]	–13.40%[b]	—	—	—
1 Year (without sales charge)	–11.86%	–12.52%	–11.60%	–12.08%	–11.66%
Since Inception[c] (with sales charge)	–2.68%[a]	–2.05%	—	—	—
Since Inception[c] (without sales charge)	–1.36%	–2.05%	–1.04%	–1.53%	–1.21%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2015 prospectus were as follows: Class A—1.76% and 1.37%; Class C—2.41% and 2.02%; Class I—1.51% and 1.02%; Class R—1.91% and 1.52%; and Class Z—1.41% and 1.02%. Through June 30, 2016, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses and extraordinary expenses), do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of January 31, 2012.

Benchmark descriptions:

The Linked Blended Benchmark is represented by the performance of the blended benchmark consisting of 30% FTSE EPRA/NAREIT Developed Real Estate Index—net, 30% Bloomberg Commodity Total Return Index (formerly known as Dow Jones-UBS Commodity Index), 20% S&P Global Natural Resources Index—net, 12.5% BofA Merrill Lynch 1-3 Year Global Corporate Index and 7.5% Gold Index from January 1, 2013 through September 30, 2013 and the blended benchmark consisting of 27.5% FTSE EPRA/NAREIT Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 5% Gold Index and 15% Dow Jones-Brookfield Global Infrastructure Index from October 1, 2013

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)—(Continued)

and thereafter. The FTSE EPRA/NAREIT Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total return index which consists of publicly traded equity REITs and listed property companies from developed markets net of dividend withholding taxes. The Bloomberg Commodity Total Return Index is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year Global Corporate Index is a subset of the BofA Merrill Lynch Global Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The Dow Jones-Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The MSCI World Index—net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and is net of dividend withholding taxes.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015—June 30, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period[a] January 1, 2015– June 30, 2015
Class A
Actual (–1.95% return)	$1,000.00	$980.50	$5.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual (–2.40% return)	$1,000.00	$976.00	$9.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99
Class I
Actual (–1.98% return)	$1,000.00	$980.20	$4.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class R
Actual (–2.21% return)	$1,000.00	$977.90	$7.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.36	$7.50
Class Z
Actual (–1.98% return)	$1,000.00	$980.20	$4.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.15%, 2.00%, 1.00%, 1.50% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS REAL ASSETS FUND, INC.

June 30, 2015
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
iShares Gold Trust ETF	$6,201,846	3.1
Equity Residential	2,468,019	1.2
Mitsui Fudosan Co., Ltd.	2,072,133	1.0
Klepierre	1,847,472	0.9
Total SA	1,834,640	0.9
BHP Billiton PLC	1,647,099	0.8
Royal Dutch Shell PLC	1,626,634	0.8
Southern California Edison Co., 4.13%, Series D (FRN)	1,622,137	0.8
SL Green Realty Corp.	1,601,647	0.8
Simon Property Group	1,593,168	0.8

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb

(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

		Number of Shares	Value
COMMON STOCK	60.6%
AUSTRALIA	2.1%
MATERIALS—METALS & MINING	0.1%
South32 Ltd. (GBP)[a]		191,029	$258,133
PIPELINES—C-CORP	0.3%
APA Group		95,525	607,307
REAL ESTATE	1.4%
DIVERSIFIED	0.2%
Ingenia Communities Group		1,155,634	383,401
RETAIL	0.9%
Federation Centres		270,482	609,376
Westfield Corp.		165,530	1,164,758
			1,774,134
SELF STORAGE	0.3%
National Storage REIT		491,550	635,253
TOTAL REAL ESTATE			2,792,788
TOLL ROADS	0.3%
Transurban Group		83,268	597,482
TOTAL AUSTRALIA			4,255,710
BERMUDA	0.2%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)[a]		38,273	478,030
BRAZIL	0.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.5%
BRF SA, ADR (USD)		52,600	1,099,866
ENERGY—OIL & GAS	0.1%
Petroleo Brasileiro SA, ADR (USD)[a]		13,500	122,175
MATERIALS—METALS & MINING	0.1%
Vale SA, ADR (USD)		38,000	223,820
TOTAL BRAZIL			1,445,861
CANADA	3.0%
DIVERSIFIED	0.2%
AltaGas Ltd.		17,905	545,321

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
ENERGY—OIL & GAS	0.2%
Suncor Energy		15,264	$420,401
MATERIALS	1.3%
CHEMICALS	0.5%
Potash Corp. of Saskatchewan (USD)		34,500	1,068,465
METALS & MINING	0.8%
Barrick Gold Corp. (USD)		38,852	414,162
First Quantum Minerals Ltd.		38,500	503,367
Goldcorp (USD)		18,323	296,833
Lundin Mining Corp.[a]		71,100	292,028
			1,506,390
TOTAL MATERIALS			2,574,855
PIPELINES—C-CORP	1.3%
Enbridge		28,454	1,330,663
TransCanada Corp.		30,166	1,225,962
			2,556,625
TOTAL CANADA			6,097,202
CHINA	0.4%
GAS DISTRIBUTION	0.2%
Towngas China Co., Ltd. (Cayman Islands) (HKD)		558,000	510,378
REAL ESTATE—RESIDENTIAL	0.2%
China Vanke Co. Ltd., Class H (HKD)		157,400	387,431
TOTAL CHINA			897,809
FRANCE	2.9%
COMMUNICATIONS—SATELLITES	0.4%
Eutelsat Communications		23,368	754,200
ENERGY—OIL & GAS	0.9%
Total SA		37,770	1,834,640
RAILWAYS	0.4%
Groupe Eurotunnel SA		54,910	795,201
REAL ESTATE	1.2%
DIVERSIFIED	0.3%
Fonciere des Regions		6,124	520,380

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
RETAIL	0.9%
Klepierre		42,001	$1,847,472
TOTAL REAL ESTATE			2,367,852
TOTAL FRANCE			5,751,893
GERMANY	1.1%
MATERIALS—METALS & MINING	0.2%
ThyssenKrupp AG		12,600	327,789
REAL ESTATE	0.9%
OFFICE	0.2%
Alstria Office REIT AGa		40,460	521,210
RESIDENTIAL	0.7%
Deutsche Wohnen AG		61,208	1,402,626
TOTAL REAL ESTATE			1,923,836
TOTAL GERMANY			2,251,625
HONG KONG	2.4%
CONSUMER STAPLES—FOOD	0.2%
WH Group Ltd. (Cayman Islands), 144Aa,b		551,000	376,027
ENERGY—OIL & GAS	0.1%
CNOOC Ltd.		126,600	179,981
MARINE PORTS	0.3%
China Merchants Holdings International Co., Ltd.		150,000	644,387
REAL ESTATE	1.8%
DIVERSIFIED	1.0%
Hopewell Holdings Ltd.		253,000	926,937
New World Development Co., Ltd.		498,000	654,017
Sun Hung Kai Properties Ltd.		33,000	535,983
			2,116,937
OFFICE	0.5%
Hongkong Land Holdings Ltd. (USD)		118,300	970,060
RETAIL	0.3%
Link REIT		91,000	533,564
TOTAL REAL ESTATE			3,620,561
TOTAL HONG KONG			4,820,956

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
ITALY	1.3%
COMMUNICATIONS—TOWERS	0.6%
Ei Towers S.p.A.		13,391	$806,910
Infrastrutture Wireless Italiane S.p.A., 144Aa,b		95,623	431,751
			1,238,661
ENERGY—OIL & GAS	0.1%
Eni S.p.A.		9,500	168,610
GAS DISTRIBUTION	0.3%
Snam S.p.A.		151,326	720,036
REAL ESTATE—DIVERSIFIED	0.3%
Beni Stabili S.p.A. (USD)		707,120	525,029
TOTAL ITALY			2,652,336
JAPAN	4.7%
CONSUMER—NON-CYCLICAL	0.2%
NH Foods Ltd.		18,900	431,479
ELECTRIC—INTEGRATED ELECTRIC	0.2%
Electric Power Development Co., Ltd.		14,600	515,954
GAS DISTRIBUTION	0.3%
Tokyo Gas Co., Ltd.		99,000	525,800
INDUSTRIAL—MACHINERY	0.4%
Kubota Corp.		46,240	733,545
MATERIALS—METALS & MINING	0.3%
JFE Holdings		8,400	186,449
Nippon Steel & Sumitomo Metal Corp.		181,200	469,934
			656,383
RAILWAYS	0.4%
Central Japan Railway Co.		4,300	776,660
REAL ESTATE	2.9%
DIVERSIFIED	1.6%
Mitsubishi Estate Co., Ltd.		49,000	1,055,591
Mitsui Fudosan Co., Ltd.		74,000	2,072,133
			3,127,724

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
INDUSTRIALS	0.2%
GLP J-REIT		432	$412,639
OFFICE	0.5%
Hulic REIT		449	639,830
Nippon Building Fund		82	359,129
			998,959
RESIDENTIAL	0.2%
Japan Rental Housing Investments		514	361,188
RETAIL	0.4%
AEON Mall Co., Ltd.		44,800	839,737
TOTAL REAL ESTATE			5,740,247
TOTAL JAPAN			9,380,068
JERSEY	0.6%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)		275,700	1,105,943
LUXEMBOURG	0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA		16,400	159,670
MEXICO	0.5%
AIRPORTS	0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR		9,399	643,738
REAL ESTATE—OFFICE	0.1%
Concentradora Fibra Danhos SA de CV		84,676	198,363
TOLL ROADS	0.1%
OHL Mexico SAB de CVa		51,367	66,670
TOTAL MEXICO			908,771
NETHERLANDS	0.3%
RETAIL
Wereldhave NV		11,509	653,473
NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.		148,640	497,082

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
NORWAY	0.5%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.2%
Marine Harvest ASA		30,770	$352,814
MATERIALS—CHEMICALS	0.3%
Yara International ASA		10,600	552,142
TOTAL NORWAY			904,956
RUSSIA	0.4%
ENERGY—OIL & GAS	0.2%
Gazprom OAO, ADR		72,900	375,435
Lukoil OAO, ADR		2,600	114,413
			489,848
MATERIALS—METALS & MINING	0.2%
MMC Norilsk Nickel OJSC, ADR (USD)		22,000	371,140
TOTAL RUSSIA			860,988
SINGAPORE	0.7%
CONSUMER STAPLES—FOOD PRODUCTS	0.2%
Golden Agri-Resources Ltd.		323,700	98,539
Wilmar International Ltd.		115,500	281,278
			379,817
REAL ESTATE	0.5%
DIVERSIFIED	0.2%
Capitaland Ltd.		154,900	402,532
INDUSTRIALS	0.3%
Global Logistic Properties Ltd.		369,000	693,151
TOTAL REAL ESTATE			1,095,683
TOTAL SINGAPORE			1,475,500
SOUTH KOREA	0.1%
MATERIALS—METALS & MINING
POSCO		530	106,432
SPAIN	0.9%
REAL ESTATE—DIVERSIFIED	0.4%
Hispania Activos Inmobiliarios SAa		53,546	785,596

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
TOLL ROADS	0.5%
Ferrovial SA		42,733	$926,615
TOTAL SPAIN			1,712,211
SWITZERLAND	1.2%
AIRPORTS	0.5%
Flughafen Zuerich AG		1,177	910,807
MATERIALS—CHEMICALS	0.7%
Syngenta AG		3,500	1,422,536
TOTAL SWITZERLAND			2,333,343
UNITED KINGDOM	6.9%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.4%
Associated British Foods PLC		18,100	816,502
ELECTRIC—REGULATED ELECTRIC	0.2%
National Grid PLC		36,751	471,892
ENERGY	1.8%
INTEGRATED OIL & GAS	0.8%
Royal Dutch Shell PLC		57,291	1,626,634
OIL & GAS	1.0%
BG Group PLC		31,800	529,387
BP PLC		232,400	1,534,213
			2,063,600
TOTAL ENERGY			3,690,234
MATERIALS—METALS & MINING	1.1%
Anglo American PLC		37,400	539,754
BHP Billiton PLC		83,929	1,647,099
			2,186,853
REAL ESTATE	2.7%
DIVERSIFIED	1.4%
Hammerson PLC		142,168	1,374,913
Land Securities Group PLC		74,766	1,414,412
			2,789,325
OFFICE	0.5%
Derwent London PLC		17,476	934,161

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
SELF STORAGE	0.8%
Big Yellow Group PLC		82,958	$830,967
Safestore Holdings Ltd. (USD)		180,896	803,668
			1,634,635
TOTAL REAL ESTATE			5,358,121
WATER—WATER UTILITIES	0.7%
Pennon Group PLC		49,953	636,150
United Utilities Group PLC		53,611	751,388
			1,387,538
TOTAL UNITED KINGDOM			13,911,140
UNITED STATES	29.4%
COMMUNICATIONS—TOWERS	1.4%
American Tower Corp.		15,327	1,429,856
Crown Castle International Corp.		16,803	1,349,281
			2,779,137
CONSUMER STAPLES—FOOD PRODUCTS	0.3%
Pilgrim's Pride Corp.		14,800	339,956
Pinnacle Foods		4,500	204,930
			544,886
CONSUMER—NON-CYCLICAL	1.2%
AGRICULTURE	1.0%
Archer-Daniels-Midland Co.		22,500	1,084,950
Bunge Ltd.		10,220	897,316
			1,982,266
FOOD PRODUCTS	0.2%
Tyson Foods, Class A		11,200	477,456
TOTAL CONSUMER—NON-CYCLICAL			2,459,722
DIVERSIFIED	0.4%
Macquarie Infrastructure Co LLC		9,118	753,420
ELECTRIC	1.0%
INTEGRATED ELECTRIC	0.1%
8Point3 Energy Partners LPa		8,826	164,340

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
REGULATED ELECTRIC	0.9%
CMS Energy Corp.		20,998	$668,576
Duke Energy Corp.		9,164	647,162
Edison International		9,214	512,114
			1,827,852
TOTAL ELECTRIC			1,992,192
ENERGY—OIL & GAS	2.7%
Anadarko Petroleum Corp.		8,233	642,668
Apache Corp.		7,100	409,173
California Resources Corp.		19,500	117,780
Chevron Corp.		2,700	260,469
Exxon Mobil Corp.		17,000	1,414,400
Gulfport Energy Corp.[a]		16,100	648,025
Hess Corp.		9,100	608,608
Noble Energy		24,400	1,041,392
Phillips 66		3,600	290,016
			5,432,531
GAS DISTRIBUTION	1.0%
Atmos Energy Corp.		13,560	695,357
Sempra Energy		13,363	1,322,135
TOTAL GAS DISTRIBUTION			2,017,492
GOLD	3.1%
iShares Gold Trust ETF[a]		546,900	6,201,846
INDUSTRIAL—MACHINERY	0.1%
Joy Global		8,700	314,940
MATERIALS	2.0%
CHEMICALS	1.3%
CF Industries Holdings		12,500	803,500
Monsanto Co.		12,100	1,289,739
Mosaic Co. (The)		12,300	576,255
			2,669,494

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
METALS & MINING	0.7%
Alcoa		29,800	$332,270
Freeport-McMoRan Copper & Gold		29,150	542,773
Newmont Mining Corp.		10,300	240,608
Southern Copper Corp.		11,800	347,038
			1,462,689
TOTAL MATERIALS			4,132,183
PIPELINES	3.0%
PIPELINES—C-CORP	1.9%
Kinder Morgan		35,491	1,362,499
SemGroup Corp., Class A		8,754	695,768
Tallgrass Energy GP LPa		9,174	294,944
Williams Cos. (The)		25,781	1,479,572
			3,832,783
PIPELINES—MLP	1.1%
Dominion Midstream Partners LP		21,163	810,754
Energy Transfer Equity LP		17,233	1,105,842
EQT GP Holdings LPa		5,617	190,922
			2,107,518
TOTAL PIPELINES			5,940,301
RAILWAYS	0.4%
Union Pacific Corp.		7,629	727,578
REAL ESTATE	12.3%
DIVERSIFIED	0.9%
Gramercy Property Trust		13,170	307,783
Vornado Realty Trust		15,758	1,495,907
			1,803,690
HEALTH CARE	1.2%
Health Care REIT		11,712	768,659
Omega Healthcare Investors		33,395	1,146,450
Physicians Realty Trust		33,456	513,884
			2,428,993

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
HOTEL	1.0%
Host Hotels & Resorts		41,712	$827,149
La Quinta Holdings[a]		49,176	1,123,672
			1,950,821
OFFICE	1.9%
BioMed Realty Trust		43,239	836,242
Douglas Emmett		19,035	512,803
Kilroy Realty Corp.		12,043	808,687
SL Green Realty Corp.		14,575	1,601,647
			3,759,379
RESIDENTIAL	3.7%
APARTMENT	3.2%
Apartment Investment & Management Co.		21,630	798,796
Education Realty Trust		12,793	401,189
Equity Residential		35,172	2,468,019
Monogram Residential Trust		31,437	283,562
New Senior Investment Group		40,944	547,421
Starwood Waypoint Residential Trust		27,633	656,560
UDR		36,594	1,172,106
			6,327,653
MANUFACTURED HOME	0.5%
Sun Communities		17,459	1,079,490
TOTAL RESIDENTIAL			7,407,143
SELF STORAGE	1.3%
CubeSmart		25,982	601,743
Extra Space Storage		10,559	688,658
Public Storage		7,387	1,361,941
			2,652,342
SHOPPING CENTERS	1.9%
COMMUNITY CENTER	0.6%
DDR Corp.		79,800	1,233,708
FREE STANDING	0.3%
Spirit Realty Capital		57,941	560,289

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
REGIONAL MALL	1.0%
Macerich Co. (The)		6,894	$514,293
Simon Property Group		9,208	1,593,168
			2,107,461
TOTAL SHOPPING CENTERS			3,901,458
SPECIALTY	0.4%
CyrusOne		13,861	408,206
QTS Realty Trust, Class A		10,571	385,313
			793,519
TOTAL REAL ESTATE			24,697,345
SHIPPING	0.5%
Teekay Corp. (Marshall Islands)		23,436	1,003,530
TOTAL UNITED STATES			58,997,103
TOTAL COMMON STOCK (Identified cost—$121,663,236)			121,658,102
PREFERRED SECURITIES—$25 PAR VALUE	2.5%
NETHERLANDS	1.1%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN	0.3%
Aegon NV, 6.50% (USD)		28,600	730,158
MULTI-LINE—FOREIGN	0.8%
ING Groep N.V., 7.375% (USD)		34,162	853,367
ING Groep N.V., 7.05% (USD)		28,000	722,680
			1,576,047
TOTAL NETHERLANDS			2,306,205
UNITED KINGDOM	0.8%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)		24,000	624,000
Barclays Bank PLC, 7.75%, Series IV (USD)		20,000	518,200
National Westminster Bank PLC, 7.76%, Series C (USD)		5,468	140,418
Royal Bank of Scotland Group PLC, 6.75%, Series Q (USD)		10,000	253,000
TOTAL UNITED KINGDOM			1,535,618

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
UNITED STATES	0.6%
BANKS	0.4%
Countrywide Capital IV, 6.75%, due 4/1/33		7,323	$185,711
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)		21,000	545,580
			731,291
REAL ESTATE—RETAIL	0.2%
Excel Trust, 8.125%, Series B		17,810	446,141
TOTAL UNITED STATES			1,177,432
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,040,335)			5,019,255
PREFERRED SECURITIES—CAPITAL SECURITIES	3.1%
UNITED KINGDOM	0.2%
BANKS—FOREIGN
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)		400,000	442,110
UNITED STATES	2.9%
BANKS	0.4%
Bank of America Corp., 1.35%, due 11/21/16, Series L		750,000	750,101
COMMUNICATIONS—TOWERS	0.3%
American Tower Corp., 4.50%, due 1/15/18		600,000	635,291
ELECTRIC—INTEGRATED	0.8%
Southern California Edison Co., 4.13%, Series D (FRN)		16,031	1,622,137
PIPELINES	0.4%
Enterprise Products Operating LP, 8.375%, due 8/1/66		750,000	787,500
REAL ESTATE	1.0%
DIVERSIFIED	0.4%
Select Income REIT, 2.85%, due 2/1/18		900,000	912,695

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Number of Shares	Value
FINANCE	0.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, due 2/6/17		1,200,000	$1,167,000
TOTAL REAL ESTATE			2,079,695
TOTAL UNITED STATES			5,874,724
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$6,348,001)			6,316,834
		Principal Amount
CORPORATE BONDS	2.5%
GERMANY	0.1%
BANKS
Dresdner Bank AG/New York NY, 7.25%, due 9/15/15 (USD)		$215,000	217,255
ITALY	0.2%
INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 5.25%, due 10/1/15 (USD)		500,000	504,800
UNITED STATES	2.2%
BANKS	0.4%
Capital One Financial Corp., 6.15%, due 9/1/16		700,000	739,048
REAL ESTATE	1.5%
DIVERSIFIED	0.0%
Duke Realty LP, 5.95%, due 2/15/17		16,000	17,146
FINANCE	0.6%
iStar Financial, 3.875%, due 7/1/16		150,000	150,930
iStar Financial, 4.00%, due 11/1/17		630,000	621,337
Reckson Operating Partnership LP, 6.00%, due 3/31/16		300,000	309,914
			1,082,181
HEALTH CARE	0.3%
HCP, 6.30%, due 9/15/16, Series MTN		600,000	633,728
RESIDENTIAL—APARTMENT	0.1%
UDR, 5.25%, due 1/15/16, Series MTN		200,000	203,886

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

		Principal Amount	Value
SHOPPING CENTER—COMMUNITY CENTER	0.5%
DDR Corp., 9.625%, due 3/15/16		$1,000,000	$1,055,155
TOTAL REAL ESTATE			2,992,096
TELECOMMUNICATION SERVICES	0.3%
Embarq Corp., 7.082%, due 6/1/16		650,000	676,102
TOTAL UNITED STATES			4,407,246
TOTAL CORPORATE BONDS (Identified cost—$5,146,225)			5,129,301
		Number of Shares
SHORT-TERM INVESTMENTS	26.0%
MONEY MARKET FUNDS	3.8%
State Street Institutional Treasury Money Market Fund, 0.00%[c,d]		7,500,000	7,500,000
		Principal Amount
U.S. TREASURY BILLS	22.2%
U.S. Treasury Bills, 0.01%, due 8/13/15[d,e]		$8,720,000	8,719,896
U.S. Treasury Bills, 0.02%, due 7/9/15[d,e,f]		18,600,000	18,599,917
U.S. Treasury Bills, 0.02%, due 7/23/15[d,e]		17,300,000	17,299,789
			44,619,602
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$52,119,602)			52,119,602
TOTAL INVESTMENTS (Identified cost—$190,317,399)	94.7%		190,243,094
OTHER ASSETS IN EXCESS OF LIABILITIES[g]	5.3		10,558,592
NET ASSETS	100.0%		$200,801,686

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

ETF  Exchange-Traded Fund

FRN  Floating Rate Note

GBP  Great British Pound

HKD  Hong Kong Dollar

MLP  Master Limited Partnership

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Non-income producing security.

b  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

c  Rate quoted represents the annualized seven-day yield of the Fund.

d  All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

e  The rate shown is the effective yield on the date of purchase.

f  All or a portion of this security has been pledged as collateral for futures contracts. $6,897,600 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

g  Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Futures contracts outstanding at June 30, 2015 were as follows:

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
72	Aluminum HG LME	$2,985,300	July 15, 2015	$(259,336)
31	Aluminum HG LME	1,305,681	September 14, 2015	(54,547)
107	Brent Crude Oil[b]	6,862,980	August 14, 2015	(132,764)
5	Cattle Feeder[b]	536,813	August 27, 2015	(28,072)
20	Coffee C	993,000	September 18, 2015	(39,362)
73	Copper	4,772,375	September 28, 2015	(154,068)
208	Corn	4,388,800	September 14, 2015	575,592
20	Gold	2,343,600	August 27, 2015	(82,413)
172	KC Wheat	5,248,150	September 14, 2015	600,451
35	Lean Hogs[b]	1,041,250	August 14, 2015	(42,736)
107	Light Sweet Crude Oil	6,401,810	August 20, 2015	(14,249)
38	Light Sweet Crude Oil	2,309,640	November 20, 2015	44,407
30	Live Cattle	1,776,900	August 31, 2015	(17,574)
237	Natural Gas	6,735,540	August 27, 2015	123,566
40	Nickel LME	2,865,480	July 15, 2015	(165,540)
45	Nickel LME	3,232,305	September 14, 2015	(321,566)
64	NY Harbor ULSD	5,118,758	August 31, 2015	(19,171)
34	Palladium	2,287,010	September 28, 2015	(301,194)
62	Silver	4,830,110	September 28, 2015	(115,958)
25	Soybean	1,296,563	November 13, 2015	58,609
46	Soybean Meal	1,588,840	December 14, 2015	231,544
84	Soybean Oil	1,717,128	December 14, 2015	(18,205)
141	Sugar 11	1,969,262	September 30, 2015	40,846
66	Zinc LME	3,286,388	July 15, 2015	(335,376)
86	Zinc LME	4,296,775	September 14, 2015	(292,112)
	SHORT FUTURES OUTSTANDING
72	Aluminum HG LME	(2,985,300)	July 15, 2015	189,358
6	Aluminum HG LME	(254,662)	October 19, 2015	1,644
31	Aluminum HG LME	(1,305,681)	September 14, 2015	16,455
18	Copper	(1,180,125)	December 29, 2015	109,315
31	Corn	(668,825)	December 14, 2015	(48,834)
79	Cotton No. 2	(2,682,445)	December 8, 2015	(138,825)
7	Gasoline RBOB	(587,912)	August 31, 2015	(1,705)

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
81	KC Wheat	$(2,543,400)	December 14, 2015	$(362,408)
15	Nickel LME	(1,092,150)	September 19, 2016	159,147
40	Nickel LME	(2,865,480)	July 15, 2015	386,626
15	NY Harbor ULSD	(1,222,767)	October 30, 2015	65,172
66	Zinc LME	(3,286,388)	July 15, 2015	328,751
				$(14,532)

a  Represents positions held in the Subsidiary.

b  Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG  High Grade

LME  London Metal Exchange

RBOB  Reformulated Gasoline Blendstock for Oxygen Blending

ULSD  Ultra Low Sulfur Diesel

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$190,317,399)	$190,243,094
Cash	8,269,790
Foreign currency, at value (Identified cost—$88,637)	87,169
Receivable for:
Investment securities sold	2,485,039
Variation margin on futures contracts	689,983
Dividends and interest	565,496
Fund shares sold	401,623
Other assets	11,170
Total Assets	202,753,364
LIABILITIES:
Payable for:
Investment securities purchased	724,427
Fund shares redeemed	563,099
Dividends declared	355,676
Investment advisory fees	98,776
Shareholder servicing fees	50,976
Administration fees	13,487
Distribution fees	980
Directors' fees	165
Other liabilities	144,092
Total Liabilities	1,951,678
NET ASSETS	$200,801,686
NET ASSETS consist of:
Paid-in capital	$210,153,760
Dividends in excess of net investment income	(528,383)
Accumulated net realized loss	(8,733,280)
Net unrealized depreciation	(90,411)
$200,801,686

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2015 (Unaudited)

CLASS A SHARES:
NET ASSETS	$23,868,222
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,603,960
Net asset value and redemption price per share	$9.17
Maximum offering price per share ($9.17 ÷ 0.955)[a]	$9.60
CLASS C SHARES:
NET ASSETS	$15,004,534
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,643,637
Net asset value, offering and redemption price per share[b]	$9.13
CLASS I SHARES:
NET ASSETS	$155,580,043
Shares issued and outstanding ($0.001 par value common stock outstanding)	16,932,982
Net asset value, offering and redemption price per share	$9.19
CLASS R SHARES:
NET ASSETS	$1,204,990
Shares issued and outstanding ($0.001 par value common stock outstanding)	131,148
Net asset value, offering and redemption price per share	$9.19
CLASS Z SHARES:
NET ASSETS	$5,143,897
Shares issued and outstanding ($0.001 par value common stock outstanding)	560,850
Net asset value, offering and redemption price per share	$9.17

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividend income (net of $95,801 of foreign withholding tax)	$2,134,831
Interest income	104,248
Total Investment Income	2,239,079
Expenses:
Investment advisory fees	941,866
Distribution fees—Class A	28,351
Distribution fees—Class C	58,017
Distribution fees—Class R	2,800
Shareholder servicing fees—Class A	5,700
Shareholder servicing fees—Class C	19,339
Shareholder servicing fees—Class I	40,392
Administration fees	125,414
Custodian fees and expenses	100,783
Professional fees	62,330
Registration and filing fees	39,859
Shareholder reporting expenses	32,204
Transfer agent fees and expenses	26,075
Directors' fees and expenses	14,764
Interest expense	2,180
Line of credit fees	542
Miscellaneous	10,703
Total Expenses	1,511,319
Reduction of Expenses (See Note 2)	(367,403)
Net Expenses	1,143,916
Net Investment Income	1,095,163
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(177,858)
Futures contracts	(5,130,616)
Written option contracts	110,641
Foreign currency transactions	(1,051)
Net realized loss	(5,198,884)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,203,432)
Futures contracts	3,262,605
Written option contracts	(17,799)
Foreign currency translations	(5,724)
Net change in unrealized appreciation (depreciation)	35,650
Net realized and unrealized loss	(5,163,234)
Net Decrease in Net Assets Resulting from Operations	$(4,068,071)

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
Change in Net Assets:
From Operations:
Net investment income	$1,095,163	$1,421,635
Net realized loss	(5,198,884)	(8,405,475)
Net change in unrealized appreciation (depreciation)	35,650	(2,638,916)
Net decrease in net assets resulting from operations	(4,068,071)	(9,622,756)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(171,124)	(226,395)
Class C	(40,960)	(47,911)
Class I	(1,231,303)	(1,620,359)
Class R	(6,654)	(5,797)
Class Z	(40,634)	(92,520)
Net realized gain:
Class A	—	(27,074)
Class C	—	(19,599)
Class I	—	(209,294)
Class R	—	(1,299)
Class Z	—	(12,616)
Return of capital:
Class A	—	(19,548)
Class C	—	(14,151)
Class I	—	(151,112)
Class R	—	(938)
Class Z	—	(9,109)
Total dividends and distributions to shareholders	(1,490,675)	(2,457,722)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(176,939)	118,709,593
Total increase (decrease) in net assets	(5,735,685)	106,629,115
Net Assets:
Beginning of period	206,537,371	99,908,256
End of period[a]	$200,801,686	$206,537,371

a  Includes dividends in excess of net investment income of $528,383 and $132,871, respectively.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. It should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,		For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.42	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.05	0.08	0.06	0.06
Net realized and unrealized gain (loss)	(0.23)	(0.18)	(0.39)	0.10
Total from investment operations	(0.18)	(0.10)	(0.33)	0.16
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.08)	(0.06)	(0.13)
Net realized gains	—	(0.01)	—	—
Return of capital	—	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.10)	(0.08)	(0.13)
Net increase (decrease) in net asset value	(0.25)	(0.20)	(0.41)	0.03
Net asset value, end of period	$9.17	$9.42	$9.62	$10.03
Total investment return[c,d]	–1.95%[e]	–1.07%	–3.22%	1.66%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23.9	$19.7	$17.8	$4.6
Ratio of expenses to average daily net assets (before expense reduction)	1.60%[f]	1.74%	2.13%	2.40%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[f]	1.35%	1.35%	1.35%[f]
Ratio of net investment income (loss) to average daily assets (before expense reduction)	0.59%[f]	0.42%	(0.21)%	(0.43)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.04%[f]	0.81%	0.57%	0.62%[f]
Portfolio turnover rate[g]	50%[e]	96%	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,		For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.38	$9.60	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.01	0.00 [c]	(0.01)	0.00 [c]
Net realized and unrealized gain (loss)	(0.23)	(0.16)	(0.37)	0.09
Total from investment operations	(0.22)	(0.16)	(0.38)	0.09
Less dividends and distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.00)[c]	(0.09)
Net realized gains	—	(0.01)	—	—
Return of capital	—	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.03)	(0.06)	(0.02)	(0.09)
Net increase (decrease) in net asset value	(0.25)	(0.22)	(0.40)	0.00
Net asset value, end of period	$9.13	$9.38	$9.60	$10.00
Total investment return[d,e]	–2.40%[f]	–1.74%	–3.76%	0.97%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.0	$15.3	$5.6	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.30%[g]	2.40%	2.78%	3.06%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.00%[g]	2.00%	2.00%	2.00%[g]
Ratio of net investment loss to average daily assets (before expense reduction)	(0.16)%[g]	(0.38)%	(0.93)%	(1.11)%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.14%[g]	0.02%	(0.14)%	(0.05)%[g]
Portfolio turnover rate[h]	50%[f]	96%	145%	128%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,		For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.45	$9.64	$10.04	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.05	0.10	0.08	0.09
Net realized and unrealized gain (loss)	(0.24)	(0.16)	(0.37)	0.11
Total from investment operations	(0.19)	(0.06)	(0.29)	0.20
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.11)	(0.09)	(0.16)
Net realized gains	—	(0.01)	—	—
Return of capital	—	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.13)	(0.11)	(0.16)
Net increase (decrease) in net asset value	(0.26)	(0.19)	(0.40)	0.04
Net asset value, end of period	$9.19	$9.45	$9.64	$10.04
Total investment return[c]	–1.98%[d]	–0.67%	–2.83%	2.00%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$155.6	$160.6	$65.2	$63.7
Ratio of expenses to average daily net assets (before expense reduction)	1.35%[e]	1.44%	1.79%	2.12%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%[e]	1.00%	1.00%	1.00%[e]
Ratio of net investment income (loss) to average daily assets (before expense reduction)	0.79%[e]	0.55%	0.05%	(0.17)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.14%[e]	0.99%	0.84%	0.95%[e]
Portfolio turnover rate[f]	50%[d]	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,		For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.45	$9.65	$10.06	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.03	0.05	0.09	0.04
Net realized and unrealized gain (loss)	(0.24)	(0.16)	(0.42)	0.11
Total from investment operations	(0.21)	(0.11)	(0.33)	0.15
Less dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.07)	(0.06)	(0.09)
Net realized gains	—	(0.01)	—	—
Return of capital	—	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.05)	(0.09)	(0.08)	(0.09)
Net increase (decrease) in net asset value	(0.26)	(0.20)	(0.41)	0.06
Net asset value, end of period	$9.19	$9.45	$9.65	$10.06
Total investment return[c]	–2.21%[d]	–1.20%	–3.29%	1.54%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$1,205.0	$1,079.0	$150.0	$1.0
Ratio of expenses to average daily net assets (before expense reduction)	1.80%[e]	1.90%	2.28%	2.55%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.50%[e]	1.50%	1.50%	1.50%[e]
Ratio of net investment income (loss) to average daily assets (before expense reduction)	0.38%[e]	0.09%	0.12%	(0.55)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.68%[e]	0.49%	0.89%	0.46%[e]
Portfolio turnover rate[f]	50%[d]	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,		For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$9.43	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.04	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(0.23)	(0.15)	(0.38)	0.11
Total from investment operations	(0.19)	(0.07)	(0.31)	0.17
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.10)	(0.08)	(0.14)
Net realized gains	—	(0.01)	—	—
Return of capital	—	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.12)	(0.10)	(0.14)
Net increase (decrease) in net asset value	(0.26)	(0.19)	(0.41)	0.03
Net asset value, end of period	$9.17	$9.43	$9.62	$10.03
Total investment return[c]	–1.98%[d]	–0.78%	–3.03%	1.73%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.1	$9.9	$11.1	$1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.30%[e]	1.50%	1.93%	2.12%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%[e]	1.11%	1.15%	1.15%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.64%[e]	0.41%	(0.03)%	(0.31)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.94%[e]	0.80%	0.75%	0.68%[e]
Portfolio turnover rate[f]	50%[d]	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. Prior to February 1, 2015, the Fund was registered under the 1940 Act as a non-diversified management investment company, which allowed the Fund to concentrate its investments in a fewer number of individual companies than a diversified investment company. The Fund's investment objectives are to achieve attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares.)

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. As of June 30, 2015, the Fund held $41,917,161 in the Subsidiary, representing 20.7% of the Fund's total assets (based on U.S. Federal income tax regulations). During the six months ended June 30, 2015, the Subsidiary generated realized losses of $5,114,995. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2015, there were $42,185,613 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of June 30, 2015.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:	$121,658,102	$121,658,102	$—	$—
Preferred Securities— $25 Par Value	5,019,255	5,019,255	—	—
Preferred Securities— Capital Securities	6,316,834	—	6,316,834	—
Corporate Bonds	5,129,301	—	5,129,301	—
Short-Term Investments	52,119,602	—	52,119,602	—
Total Investments[a]	$190,243,094	$126,677,357	$63,565,737	$—
Futures Contracts	$2,931,483	$2,931,483	$—	$—
Total Appreciation in Other Financial Instruments[a]	$2,931,483	$2,931,483	$—	$—
Futures Contracts	$(2,946,015)	$(2,946,015)	$—	$—
Total Depreciation in Other Financial Instruments[a]	$(2,946,015)	$(2,946,015)	$—	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund directly purchases securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund's FCM for the purpose of trading in commodity futures contracts, options and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions.)

Options: The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to provide exposure to commodities, enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At June 30, 2015, the Fund did not have any option contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2015, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund's taxable income after December 31, 2015, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2015, no additional provisions for income tax are required in the Fund's consolidated financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's and Subsidiary's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.90% of the average daily net assets of the Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended June 30, 2015, and through June 30, 2016, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, and extraordinary expenses), do not exceed 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.00% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2015, fees waived and/or expenses reimbursed totaled $367,403, which includes a reimbursement of $16,808 to Class A shares for class specific expenses.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2015, the Fund incurred $83,721 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2015, the Fund has been advised that the distributor received $3,948 in sales commissions from the sale of Class A shares and $17,934 and $4,091 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,290 for the six months ended June 30, 2015.

Other: At June 30, 2015, the investment advisor and affiliated persons of the investment advisor owned 20% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the investment advisor.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2015, totaled $76,056,167 and $87,423,584, respectively.

Transactions in written option contracts for the six months ended June 30, 2015, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	25	$49,924
Option contracts written	30	71,909
Option contracts expired	(25)	(49,924)
Option contracts terminated in closing transactions	(30)	(71,909)
Written option contracts outstanding at June 30, 2015	—	$—

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2015 and the effect of derivatives held during the six months ended June 30, 2015, along with the respective location in the consolidated financial statements. The volume of activity for written option contracts for the six months ended June 30, 2015 is summarized in Note 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Consolidated Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Futures Contracts[a]	Receivable for variation margin on futures contracts	$(14,532)[b]	—	$—

a  Futures contracts executed with Morgan Stanley & Co. LLC are not subject to a master netting arrangement or another similar agreement.

b  Amount represents the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

Consolidated Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures contracts	Net Realized and Unrealized Gain (Loss)	$(5,130,616)	$3,262,605
Written option contracts	Net Realized and Unrealized Gain (Loss)	110,641	(17,799)

The following summarizes the volume of the Fund's futures contracts activity during the six months ended June 30, 2015:

Futures Contracts
Average Notional Balance—Long	$73,110,004
Average Notional Balance—Short	(19,449,385)
Ending Notional Balance—Long	80,190,458
Ending Notional Balance—Short	(20,675,135)

Note 5. Income Tax Information

As of June 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities were as follows:

Cost for federal income tax purposes	$190,317,399
Gross unrealized appreciation	$7,538,332
Gross unrealized depreciation	(7,612,637)
Net unrealized depreciation	$(74,305)

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of December 31, 2014, the Fund incurred short-term capital losses of $1,062,911 after October 31, 2014, that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A:
Sold	780,670	$7,439,820	2,918,223	$29,569,588
Issued as reinvestment of dividends and distributions	16,140	148,005	23,099	230,729
Redeemed	(279,183)	(2,634,046)	(2,707,395)	(27,990,928)
Net increase	517,627	$4,953,779	233,927	$1,809,389
Class C:
Sold	258,678	$2,437,538	1,287,897	$13,036,265
Issued as reinvestment of dividends and distributions	1,693	15,457	3,485	33,625
Redeemed	(247,521)	(2,334,506)	(241,942)	(2,390,176)
Net increase	12,850	$118,489	1,049,440	$10,679,714
Class I:
Sold	3,454,024	$32,879,259	15,552,639	$158,415,397
Issued as reinvestment of dividends and distributions	100,778	926,154	119,599	1,150,625
Redeemed	(3,625,833)	(34,577,564)	(5,435,517)	(53,553,022)
Net increase (decrease)	(71,031)	$(772,151)	10,236,721	$106,013,000

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class R:
Sold	16,249	$153,910	109,689	$1,079,358
Issued as reinvestments of dividends and distributions	683	6,275	776	7,394
Redeemed	(11)	(108)	(11,885)	(122,050)
Net increase	16,921	$160,077	98,580	$964,702
Class Z:
Sold	52,102	$494,096	865,471	$8,908,545
Issued as reinvestment of dividends and distributions	4,265	39,108	11,044	107,761
Redeemed	(543,619)	(5,170,337)	(986,495)	(9,773,518)
Net decrease	(487,252)	$(4,637,133)	(109,980)	$(757,212)

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 23, 2015. The Fund paid a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement. On January 23, 2015, the credit agreement was renewed and expires January 22, 2016. Under the renewed credit agreement, the total commitment amount has been reduced to $50,000,000 and the Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2015, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund's investment advisor is

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund's investment strategies.

CFTC rules with respect to disclosure, reporting and recordkeeping requirements are evolving. Compliance with any new disclosure, reporting and recordkeeping requirements could increase Fund expenses.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2015 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 9, 2015 and at a meeting held in person on June 16, 2015, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2016 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund's performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund's investment strategy. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the

COHEN & STEERS REAL ASSETS FUND, INC.

investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant blended benchmark. The Board of Directors noted that the Fund underperformed the median of the Peer Funds for the one-year period ended March 31, 2015, ranking in the fourth quintile, and represented the median of the Peer Funds for the three-year period, ranking in the third quintile. The Board of Directors noted that the Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three-year period. The Board of Directors further considered the Fund's performance versus a peer group compiled by the Investment Advisor, and noted that the Fund outperformed the median performance of those funds for the one- and three-year periods ended March 31, 2015, ranking five out of ten and three out of six, respectively. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual management fee and net expense ratio were lower than the medians of the Peer Funds, ranking in the third and second quintiles, respectively. The Board of Directors also noted that the Fund's contractual management fee was higher than the median of the Peer Funds, ranking in the fifth quintile. The Board of Directors considered that

COHEN & STEERS REAL ASSETS FUND, INC.

the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors further considered the Fund's fees and expenses versus the peer group compiled by the Investment Advisor, and noted that the Fund's actual and contractual management fees and net expense ratio were higher than the medians of the group, ranking six out of ten, ten out of ten, and seven out of ten, respectively. The Board of Directors, in considering the Fund's fees and expenses, took into account the additional complexity associated with managing a Fund with multiple investment disciplines. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor and not by the Fund and are affiliates of the Investment Advisor, and the Board of Directors considered the profitability of the Investment Advisor as a whole, the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable to the Investment Advisor.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and

COHEN & STEERS REAL ASSETS FUND, INC.

institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Vincent L. Childers
Vice President

Jon Cheigh
Vice President

Yigal D. Jhirad
Vice President

Nick Koutsoftas
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Heather Kaden
Deputy Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  I—RAPIX
Class  R—RAPRX
Class  Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

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RAPAXSAR

Semiannual Report June 30, 2015

Cohen & Steers Real Assets Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 3, 2015